Debt - Summary of Outstanding Debt (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2023
Genius Sports Italy Srl Mortgage [Member]
Debt Instrument [Line Items]
Long term debt maturity month ending	2025-12
Long term debt effective rate of interest	5.50%
Promissory Notes [Member]
Debt Instrument [Line Items]
Long term debt maturity month ending	2024-01
Long term debt effective rate of interest	4.70%